    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 11, 2000

                                                     REGISTRATION NO.:  811-9713
                                                                       333-91725
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              --------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                         PRE-EFFECTIVE AMENDMENT NO. 1                       /X/
                        POST-EFFECTIVE AMENDMENT NO.                         / /
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 1                               /X/

                            ------------------------

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                         ------------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                              --------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of this registration statement.

                            ------------------------

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

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--------------------------------------------------------------------------------

                                                    PROSPECTUS -JANUARY 27, 2000


Active Assets
                                                       INSTITUTIONAL MONEY TRUST
                                                             PREMIER MONEY TRUST

                                 [COVER PHOTO]

                                                          TWO MONEY MARKET FUNDS
                                      OFFERED EXCLUSIVELY TO PARTICIPANTS IN THE
           ACTIVE ASSETS ACCOUNT-Registered Trademark- FINANCIAL SERVICE PROGRAM

                          FOR INFORMATION ON THE ACTIVE ASSETS PROGRAM, READ THE
                       ENCLOSED "CLIENT ACCOUNT AGREEMENT" AND/OR CALL TOLL FREE
                  (800) 869-3326 OR, IF YOU ARE IN NEW YORK CITY, (212) 392-5000

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon
    the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS


Eligible Investors/Overview        .............................                   1

The Funds
Active Assets Institutional Money
Trust                              Investment Objectives... ....                   2
                                   Principal Investment
                                   Strategies...................                   2
                                   Principal Risks..............                   2
                                   Fees and Expenses............                   3
Active Assets Premier
Money Trust                        Investment Objectives... ....                   5
                                   Principal Investment
                                   Strategies...................                   5
                                   Principal Risks..............                   5
                                   Fees and Expenses............                   6

Fund Management.................................................                   8

Shareholder Information            Pricing Fund Shares..........                   9
                                   How Are Fund Investments
                                   Made?........................                   9
                                   How Are Fund Shares Sold?....                  10
                                   Distributions................                  12
                                   Tax Consequences.............                  12

                                   THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION
                                   ABOUT THE FUND. PLEASE READ IT CAREFULLY AND KEEP
                                   IT FOR FUTURE REFERENCE.

ELIGIBLE INVESTORS/OVERVIEW

           Active Assets Institutional Money Trust and Active Assets Premier Money Trust (each, a Fund) are two separate money market funds offered exclusively to participants in Dean Witter Reynolds' Active Assets Account-Registered Trademark- Financial Service Program (the Active Assets Program). (Dean Witter Reynolds is affiliated with Morgan Stanley Dean Witter Advisors Inc., the Funds' Investment Manager.)

           The Active Assets Program offers its participants a Dean Witter brokerage account (an Active Assets Account) that is linked to the Funds (as well as certain other money market funds participating in the Active Assets Program), a federally insured bank account, a Visa-Registered Trademark- debit card and a checking account. Currently, designated bank accounts are held with Mountain West Financial Corporation. Both the debit card and the checkwriting privileges are offered through Bank One, Columbus, N.A. The annual fee normally charged for participating in the Active Assets Program ($80 for individuals; $100 for businesses) is currently waived for investors in the Funds. At any time, Dean Witter Reynolds may change the annual fee charged and the services provided under the Active Assets Program. For details on the Active Assets Program, please read the enclosed Client Account Agreement carefully.

           The minimum investment amount for Active Assets Institutional Money Trust is $10,000,000.

           The minimum investment amount for Active Assets Premier Money Trust is $5,000,000.


           Amounts held in the designated bank account may not be used to satisfy the minimum investment requirement for your selected Fund.


           For details on how investments are made in the Funds, see "How Are Fund Investments Made?" on p. 9.

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

THE FUNDS

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            The Fund's investments include the following money market securities:

                                     -      Commercial paper;

                                     -      Corporate obligations;

                                     -      Debt obligations of U.S.-regulated banks and instruments
                                            secured by those obligations (including certificates of
                                            deposit);

                                     -      Certificates of deposit of savings banks and savings and
                                            loan associations;

                                     -      Debt obligations issued or guaranteed as to principal and
                                            interest by the U.S. government, its agencies or
                                            instrumentalities;

                                     -      Repurchase agreements (which may be viewed as a type of
                                            secured lending by the Fund); and

                                     -      Foreign bank obligations.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objective.

           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON ANTICIPATED EXPENSES DURING THE FUND'S FIRST FISCAL YEAR.
[End Sidebar]
           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

           The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.


           FOREIGN MONEY MARKET SECURITIES. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.


[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not impose account or exchange fees.


 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
 Management Fee                                             0.13%
--------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.00%
--------------------------------------------------------------------
 Other expenses(1)                                          0.07%
--------------------------------------------------------------------
 Total annual Fund operating expenses(2)                    0.20%
--------------------------------------------------------------------



1                       "Other expenses" are based on estimated amounts for the
                        Fund's current fiscal year.
2                       The fees and expenses disclosed above do not reflect that
                        the Investment Manager has agreed to assume all operating
                        expenses of the Fund (except for brokerage fees) and to
                        waive the compensation provided for in its Management
                        Agreement with the Fund until such time as the Fund has
                        $50 million of net assets or six months from the date of
                        commencement of the Fund's operations, whichever occurs
                        first. However, the fees and expenses disclosed above do
                        reflect that, thereafter, the Investment Manager has agreed under its Management Agreement with the Fund to assume the
                        Fund's operating expenses (except for brokerage fees) to the extent such operating expenses exceed on an annualized basis
                        0.20% of the average daily net assets of the Fund.

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


                                     1 YEAR           3 YEARS
                                     -------------------------
                                        $20             $64
                                     -------------------------

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS PREMIER MONEY TRUST

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

           The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            The Fund's investments include the following money market securities:

                                     -      Commercial paper;
                                     -      Corporate obligations;
                                     -      Debt obligations of U.S.-regulated banks and instruments
                                            secured by those obligations (including certificates of
                                            deposit);
                                     -      Certificates of deposit of savings banks and savings and
                                            loan associations;
                                     -      Debt obligations issued or guaranteed as to principal and
                                            interest by the U.S. government, its agencies or
                                            instrumentalities;
                                     -      Repurchase agreements (which may be viewed as a type of
                                            secured lending by the Fund); and
                                     -      Foreign bank obligations.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objective.

           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON ANTICIPATED EXPENSES DURING THE FUND'S FIRST FISCAL YEAR.
[End Sidebar]
           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

           The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.


           FOREIGN MONEY MARKET SECURITIES. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.


[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not impose account or exchange fees.


 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------
 Management Fee                                             0.24%
--------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.00%
--------------------------------------------------------------------
 Other expenses(1)                                          0.06%
--------------------------------------------------------------------
 Total annual Fund operating expenses(2)                    0.30%
--------------------------------------------------------------------



1                       "Other expenses" are based on estimated amounts for the
                        Fund's current fiscal year.
2                       The fees and expenses disclosed above do not reflect that
                        the Investment Manager has agreed to assume all operating
                        expenses of the Fund (except for brokerage fees) and to
                        waive the compensation provided for in its Management
                        Agreement with the Fund until such time as the Fund has
                        $50 million of net assets or six months from the date of
                        commencement of the Fund's operations, whichever occurs
                        first. However, the fees and expenses disclosed above do
                        reflect that, thereafter, the Investment Manager has agreed under its Management Agreement with the Fund to assume the
                        Fund's operating expenses (except for brokerage fees) to the extent such operating expenses exceed on an annualized basis
                        0.30% of the average daily net assets of the Fund.

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


                                     1 YEAR           3 YEARS
                                     -------------------------
                                        $31             $97
                                     -------------------------

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $150 BILLION IN ASSETS UNDER MANAGEMENT OR ADMINISTRATION AS OF DECEMBER 31, 1999.

[End Sidebar]

FUND MANAGEMENT

           Each Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

                            Each Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund and for Fund expenses assumed by the Investment Manager, calculated by applying the following annual rates to the net assets of the Fund:


                                                                 INVESTMENT MANAGEMENT FEE
                                                                  (AS A PERCENT OF FUND'S
FUND                                                             AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------
 Active Assets Institutional Money Trust                             0.15%
--------------------------------------------------------------------------------------------
 Active Assets Premier Money Trust                                   0.25%
--------------------------------------------------------------------------------------------



The Investment Manager has agreed to assume all operating expenses of each Fund (except for brokerage fees) and to waive the compensation provided for in each Management Agreement until such time as the Fund has $50 million of net assets or six months from the date of commencement of the Fund's operations, whichever occurs first. Thereafter, the Investment Manager has agreed under each Management Agreement to assume Fund operating expenses (except for brokerage fees) to the extent that such operating expenses exceed 0.20% of the average daily net assets for Active Assets Institutional Money Trust and 0.30% for Active Assets Premier Money Trust, which may reduce the investment management fee below 0.15% and 0.25%, respectively, of the Funds' average daily net assets. For example, in the case of Active Assets Premier Money Trust, if "other expenses" are estimated to be 0.06% of the Fund's average daily net assets, then the investment management fee rate paid by the Fund would equal 0.24% of the Fund's average daily net assets. If in the future "other expenses" decline to 0.05% of the Fund's average daily net assets, the investment management fee paid by the Fund would equal 0.25% of the Fund's average daily net assets.

[Sidebar]
CONTACTING A FINANCIAL ADVISOR
IF YOU ARE NEW TO THE
MORGAN STANLEY DEAN
WITTER FAMILY OF FUNDS AND
WOULD LIKE TO CONTACT A
FINANCIAL ADVISOR,
CALL (877) 937-MSDW (TOLL FREE) FOR THE TELEPHONE NUMBER OF THE
MORGAN STANLEY DEAN
WITTER OFFICE NEAREST YOU.
YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT:
www.msdw.com/individual/funds
[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

           The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 12:00 noon, at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW ARE FUND INVESTMENTS MADE?
--------------------------------------------------------------------------------

           Cash balances in your Active Assets Account that are not invested in securities will be automatically invested in shares of the Fund of your choice on each day that the New York Stock Exchange is open for business. You may select any fund offered for investment to Active Asset Account participants for this option, including the Funds and Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust. In each case, please read the fund's prospectus carefully prior to making an investment decision. Alternatively, you may choose to have your cash balances deposited in a federally insured bank account selected by Dean Witter Reynolds. Currently, designated bank accounts are held with Mountain West Financial Corporation. You may change your selection at any time by notifying your Morgan Stanley Dean Witter Financial Advisor.

           WIRING MONEY TO YOUR ACTIVE ASSETS ACCOUNT


           To purchase Fund shares by wiring federal funds to your Active Assets Account, contact your Morgan Stanley Dean Witter Financial Advisor or follow the instructions outlined in the Client Account Agreement. If your wire is received prior to 12:00 noon Eastern time, your money will be invested in shares of the selected Fund on that day at the Fund's share price calculated on that day.


           AUTOMATIC PURCHASES

           Your Active Assets Account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. Debits to your account may arise from purchases of securities, margin calls, other account charges, Visa-Registered Trademark- debit card purchases or cash advances, and any checks written against the account. The cash balance, reduced by any debits to your Active Assets Account incurred that day, will be used to purchase shares of your selected Fund on the next business day at the Fund's share price calculated on that next day. However, if you make a cash payment into your Active Assets Account (by check) after your Financial Advisor's deadline for processing checks has passed, then investment in the Fund may not occur until the second business day after the payment is made (at the share price calculated on that day).


           ALL PURCHASES

           You begin earning dividends the same day your Fund shares are purchased.

[ICON]  HOW ARE FUND SHARES SOLD?
--------------------------------------------------------------------------------

           VOLUNTARY SALES

           If you wish to sell all or some of your Fund shares, you may do so by:


           (a) instructing your Morgan Stanley Dean Witter Financial Advisor to wire transfer federal funds to your bank (as described in your Client Account Agreement);



           (b) writing a Bank One check against your Active Assets Account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks); or



           (c) obtaining a cash advance using your Bank One
               Visa-Registered Trademark- debit card (there may be fees imposed on cash advances and you may be limited to withdrawing up to $5,000 per day).



           Once you have taken any of these steps, your sale will normally be processed on that same day at the Fund's share price calculated that day. If you submit a wire instruction to sell shares before 12:00 noon Eastern time, you will receive payment of your sale proceeds on that day. If you submit your instruction after that time, your shares will be sold on the next business day and you will receive the proceeds from the sale on that next day. If you seek to sell Fund shares by writing a Bank One check, Fund shares will not be sold until the day on which the check is presented to Bank One for payment. Prior to selling any Fund shares through any of the above methods you should call the Active Assets information number appearing on the cover of this PROSPECTUS to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals, then Dean Witter Reynolds may take the authorized steps described in the Client Account Agreement. If you seek to sell shares by wire instruction, the amount covered in the instruction may not exceed the value of Fund shares you hold less any debits accrued to your account; otherwise, the wire instruction will be refused and you will need to resubmit the instruction for a lesser amount.

           AUTOMATIC SALES


           NEGATIVE BALANCES IN YOUR ACTIVE ASSETS ACCOUNT. Your Active Assets Account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the same day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that day. If the value of your Fund shares is insufficient to equal the negative balance, Dean Witter Reynolds is authorized to take the actions described in the Client Account Agreement, including, if you are eligible, applying a margin loan to your Active Assets Account to cover outstanding debits.


           In addition, if Dean Witter Reynolds or Bank One exercises its right to terminate the Active Assets Program, then all of your Fund shares will be sold.

           INSUFFICIENT INVESTMENT AMOUNTS. If your investment in a Fund falls below the Fund's minimum investment requirement, your Fund shares will be sold and the proceeds will be reinvested as follows:

                IF THE VALUE OF YOUR
                INVESTMENT IS LESS THAN                                         YOUR PROCEEDS WILL BE INVESTED IN
                -------------------------------------------------------------------------------------------------
                 $10 million                                                    Active Assets Premier Money Trust
                -------------------------------------------------------------------------------------------------
                 $5 million                                                     Active Assets Money Trust
                -------------------------------------------------------------------------------------------------


           The value of your investment will be tracked on a 30-day rolling average basis. In the event the value of your investment does not meet the minimum investment requirement for your Fund, we will provide you notice that allows you 30 days to increase your investment amount to satisfy the Fund's minimum investment requirement. A pattern of frequent notices may result in the Investment Manager, in its discretion, automatically selling your shares, even if you meet the minimum investment requirement at the time of such sale. However, your shares will not be sold unless you had previously received a notice alerting you that the next time the value of your shares falls below your Fund's investment minimum (based on a 30-day rolling average basis) your shares will automatically be sold.


           ALL SALES

           You will not earn a dividend on the day your shares are sold.


           Payment for Fund shares sold may be postponed or the right to have Fund shares sold may be suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------

           Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Investment Manager does not anticipate that there will be significant capital gain distributions.

           Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income to shareholders of record as of 12:00 noon Eastern time the same day (or, on days when the New York Stock Exchange closes early, at such earlier time). Dividends are reinvested automatically in additional shares of the respective Fund (rounded to the last 1/100 of a share). Short-term capital gains, if any, are declared and payable on each business day. Long-term capital gains, if any, are distributed at least once in December.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

           Your distributions are normally subject to federal and state income tax when they are paid. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a Fund.

           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

           When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

NOTES

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                                                   PROSPECTUS - JANUARY 27, 2000


Additional information about the Funds' investments is available in the Funds' ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS (the current annual report is included in this PROSPECTUS). The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Funds by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:
                         www.msdw.com/individual/funds
Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.
Active Assets
                                                       INSTITUTIONAL MONEY TRUST
                                                             PREMIER MONEY TRUST
                               [BACK COVER PHOTO]
                                                          TWO MONEY MARKET FUNDS
                                                          OFFERED EXCLUSIVELY TO
                                                      PARTICIPANTS IN THE ACTIVE
                                  ASSETS ACCOUNT-Registered Trademark- FINANCIAL
                                                                 SERVICE PROGRAM


(ACTIVE ASSETS INSTITUTIONAL MONEY TRUST'S INVESTMENT COMPANY ACT FILE NO. IS 811-9713)


(ACTIVE ASSETS PREMIER MONEY TRUST'S INVESTMENT COMPANY ACT FILE NO. IS
811-9711)

STATEMENT OF ADDITIONAL INFORMATION           ACTIVE ASSETS
JANUARY 27, 2000                              INSTITUTIONAL
                                              MONEY TRUST
                                              ACTIVE ASSETS
                                              PREMIER MONEY
                                              TRUST


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    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated January 27, 2000) for Active Assets Institutional Money Trust and Active Assets Premier Money Trust (each, a "Fund") may be obtained without charge from the Funds at their address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.


Active Assets Institutional Money Trust
Active Assets Premier Money Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
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I. History of the Funds.....................................    4

II. Description of the Funds and Their Investments and
Risks.......................................................    4

  A. Classification.........................................    4

  B. Investment Strategies and Risks........................    4

  C. Investment Objectives/Policies/Investment
   Restrictions.............................................    6

III. Management of the Funds................................    7

  A. Board of Trustees......................................    7

  B. Management Information.................................    7

  C. Compensation...........................................   11

IV. Control Persons and Principal Holders of Securities.....   13

V. Investment Management and Other Services.................   13

  A. Investment Manager.....................................   13

  B. Principal Underwriter..................................   14

  C. Services Provided by the Investment Manager............   15

  D. Other Service Providers................................   15

VI. Brokerage Allocation and Other Practices................   16

  A. Brokerage Transactions.................................   16

  B. Commissions............................................   16

  C. Brokerage Selection....................................   16

VII. Capital Stock and Other Securities.....................   17

VIII. Purchase, Redemption and Pricing of Shares............   18

  A. Purchase/Redemption of Shares..........................   18

  B. Offering Price.........................................   18

IX. Taxation of the Funds and Their Shareholders............   20

X. Underwriters.............................................   21

XI. Calculation of Performance Data.........................   21

GLOSSARY OF SELECTED DEFINED TERMS
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    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York is the Custodian of the Funds' assets.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Either of Active Assets Institutional Money Trust or Active Assets Premier Money Trust, each a registered, no-load open-end investment company.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Funds.

"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Funds.

I. HISTORY OF THE FUNDS
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    Each Fund was organized as a Massachusetts business trust, under a separate Declaration of Trust, on November 23, 1999.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
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A. CLASSIFICATION

    Each Fund is an open-end, diversified management investment company whose investment objectives is to provide high current income, preservation of capital and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' PROSPECTUS entitled "Principal Investment Strategies" and "Principal Risks."

    REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Funds in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Funds. These agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by the Funds of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Funds will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Funds to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934) that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, Upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Manager, liquidity or other considerations warrant.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each Fund may invest in variable rate and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.


    REVERSE REPURCHASE AGREEMENTS. Each Fund may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. Each Fund will establish a segregated account with its Custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements.


    PRIVATE PLACEMENTS. Each Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption afforded by
Section 4(2) of the Securities Act of 1933 ("Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Funds to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities."

    LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Funds' management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Funds will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    YEAR 2000. The investment management services provided to the Funds by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services.

    In addition, it is possible that the markets for securities in which the Funds invest have been detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Funds' investments may be adversely affected.

C. INVESTMENT OBJECTIVES/POLICIES/INVESTMENT RESTRICTIONS


    Each Fund's investment objectives, policies and restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment (unless otherwise noted or required by law); and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.


    Each Fund will:

         1.  Seek high current income, preservation of capital and liquidity.

    Each Fund will not:


         1. Borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, provided that (i) borrowing in the aggregate may not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed); or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 33 1/3% of the value of the Fund's total assets, and (ii) the Fund may enter into reverse repurchase agreements.


         2. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer.

         3. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security).

         4. Purchase any securities, other than obligations of banks or of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.


         5.  Purchase any common stocks or other equity securities.

         6. Make loans to others, except through the purchase of the permitted debt obligations and repurchase agreements; and loans of portfolio securities in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines established by the Fund's Board of Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

         7. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein.

         8. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs.

         9.  Underwrite securities of other issuers.

        10. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) entering into any reverse repurchase agreement; (c) purchasing any securities on a when-issued or delayed delivery basis; or (d) borrowing money in accordance with restrictions described above.

    In addition, as a non-fundamental policy, each Fund may not invest in other investment companies in reliance on Section 12(d)(1)(F), 12(d)(1)(G), or 12(d)(1)(J) of the Investment Company Act.

    Notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.

III. MANAGEMENT OF THE FUNDS
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A. BOARD OF TRUSTEES

    The Board of Trustees of each of the Funds oversees the management of each Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

B. MANAGEMENT INFORMATION

    TRUSTEES AND OFFICERS. The Board of each of the Funds consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the

Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager.

    The Trustees and executive officers of the Funds, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 93 Morgan Stanley Dean Witter Funds, are shown below.


 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael Bozic (58) ..........................  Vice Chairman of Kmart Corporation (Since
Trustee                                        December 1998); Director or Trustee of the
c/o Kmart Corporation                          Morgan Stanley Dean Witter Funds; formerly
3100 West Big Beaver Road                      Chairman and Chief Executive Officer of Levitz
Troy, Michigan                                 Furniture Corporation (November 1995-November
                                               1998) and President and Chief Executive Officer
                                               of Hills Department Stores (May 1991-July
                                               1995); formerly variously Chairman, Chief
                                               Executive Officer, President and Chief
                                               Operating Officer (1987-1991) of the Sears
                                               Merchandise Group of Sears, Roebuck and Co.;
                                               Director of Weirton Steel Corporation.
Charles A. Fiumefreddo* (66) ................  Chairman, Director or Trustee and Chief
Chairman of the Board,                         Executive Officer of the Morgan Stanley Dean
Chief Executive Officer and Trustee            Witter Funds; formerly Chairman, Chief
Two World Trade Center                         Executive Officer and Director of the
New York, New York                             Investment Manager, the Distributor and MSDW
                                               Services Company; Executive Vice President and
                                               Director of Dean Witter Reynolds; Chairman and
                                               Director of the Transfer Agent; formerly
                                               Director and/or officer of various MSDW
                                               subsidiaries (until June 1998).
Edwin J. Garn (67) ..........................  Director or Trustee of the Morgan Stanley Dean
Trustee                                        Witter Funds; formerly United States Senator
c/o Huntsman Corporation                       (R-Utah) (1974-1992) and Chairman, Senate
500 Huntsman Way                               Banking Committee (1980-1986); formerly Mayor
Salt Lake City, Utah                           of Salt Lake City, Utah (1971-1974); formerly
                                               Astronaut, Space Shuttle Discovery (April
                                               12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint
                                               venture between Lockheed Martin and the Boeing
                                               Company) and Nuskin Asia Pacific (multilevel
                                               marketing); Member of the board of various
                                               civic and charitable organizations.
Wayne E. Hedien (65) ........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Dean Witter Funds; Director of the PMI
c/o Mayer, Brown & Platt                       Group, Inc. (private mortgage insurance);
Counsel to the Independent Trustees            Trustee and Vice Chairman of the Field Museum
1675 Broadway                                  of Natural History; formerly associated with
New York, New York                             the Allstate Companies (1966-1994), most
                                               recently as Chairman of the Allstate
                                               Corporation (March 1993-December 1994) and
                                               Chairman and Chief Executive Officer of its
                                               wholly-owned subsidiary, Allstate Insurance
                                               Company (July 1989-December 1994); director of
                                               various other business and charitable
                                               organizations.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Dr. Manuel H. Johnson (50) ..................  Senior Partner, Johnson Smick International,
Trustee                                        Inc., a consulting firm; Co-Chairman and a
c/o Johnson Smick International, Inc.          founder of the Group of Seven Council (G7C), an
1133 Connecticut Avenue, N.W.                  international economic commission; Chairman of
Washington, D.C.                               the Audit Committee and Director or Trustee of
                                               the Morgan Stanley Dean Witter Funds; Director
                                               of Greenwich Capital Markets, Inc.
                                               (broker-dealer) and NVR, Inc. (home construc-
                                               tion); Chairman and Trustee of the Financial
                                               Accounting Foundation (oversight organization
                                               of the Financial Accounting Standards Board);
                                               formerly Vice Chairman of the Board of
                                               Governors of the Federal Reserve System
                                               (1986-1990) and Assistant Secretary of the U.S.
                                               Treasury (1982-1986).
Michael E. Nugent (63) ......................  General Partner, Triumph Capital, L.P., a
Trustee                                        private investment partnership; Chairman of the
c/o Triumph Capital, L.P.                      Insurance Committee and Director or Trustee of
237 Park Avenue                                the Morgan Stanley Dean Witter Funds; formerly
New York, New York                             Vice President, Bankers Trust Company and BT
                                               Capital Corporation (1984-1988); director of
                                               various business organizations.
Philip J. Purcell* (56) .....................  Chairman of the Board of Directors and Chief
Trustee                                        Executive Officer of MSDW, DWR and Novus Credit
1585 Broadway                                  Services Inc.; Director of MSDW Distributors;
New York, New York                             Director or Trustee of the Morgan Stanley Dean
                                               Witter Funds; Director of American
                                               Airlines, Inc. and its parent company,
                                               AMR Corporation; Director and/or officer of
                                               various MSDW subsidiaries.
John L. Schroeder (69) ......................  Retired; Chairman of the Derivatives Committee
Trustee                                        and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                       Dean Witter Funds; Director of Citizens
Counsel to the Independent Trustees            Utilities Company (telecommunications, gas,
1675 Broadway                                  electric and water utility company); formerly,
New York, New York                             Executive Vice President and Chief Investment
                                               Officer of the Home Insurance Company (August
                                               1991-September 1995).
Mitchell M. Merin (46) ......................  President and Chief Operating Officer of Asset
President                                      Management of MSDW (since December 1998);
Two World Trade Center                         President and Director (since April 1997) and
New York, New York                             Chief Executive Officer (since June 1998) of
                                               the Investment Manager and MSDW Services
                                               Company; Chairman, Chief Executive Officer and
                                               Director of the Distributor (since June 1998);
                                               Chairman and Chief Executive Officer (since
                                               June 1998) and Director (since January 1998) of
                                               the Transfer Agent; Director of various MSDW
                                               subsidiaries; President of the Morgan Stanley
                                               Dean Witter Funds (since May 1999); previously
                                               Chief Strategic Officer of the Investment
                                               Manager and MSDW Services Company and Executive
                                               Vice President of the Distributor (April
                                               1997-June 1998), Vice President of the Morgan
                                               Stanley Dean Witter Funds (May 1997-April
                                               1999), and Executive Vice President of Dean
                                               Witter, Discover & Co.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Barry Fink (45) .............................  Executive Vice President (since December 1999)
Vice President, Secretary and General Counsel  and Secretary and General Counsel (since
Two World Trade Center                         February 1997) and Director (since July 1998)
New York, New York                             of the Investment Manager and MSDW Services
                                               Company; Executive Vice President (since
                                               December 1999) and Assistant Secretary and
                                               Assistant General Counsel (since February 1997)
                                               of the Distributor; Assistant Secretary of Dean
                                               Witter Reynolds (since August 1996); Vice
                                               President, Secretary and General Counsel of the
                                               Morgan Stanley Dean Witter Funds (since
                                               February 1997); previously Senior Vice
                                               President (March 1997-December 1999), First
                                               Vice President (June 1993-February 1997), Vice
                                               President and Assistant Secretary and Assistant
                                               General Counsel of the Investment Manager and
                                               MSDW Services Company, Senior Vice President of
                                               the Distributor (March 1997-December 1999), and
                                               Assistant Secretary of the Morgan Stanley Dean
                                               Witter Funds.
Jonathan R. Page (53) .......................  Senior Vice President of the Investment Manager
Senior Vice President                          and Director of the Money Market Group of the
Two World Trade Center                         Investment Manager; Vice President of various
New York, New York                             Morgan Stanley Dean Witter Funds.
Thomas F. Caloia (53) .......................  First Vice President and Assistant Treasurer of
Treasurer                                      the Investment Manager, the Distributor and
Two World Trade Center                         MSDW Services Company; Treasurer of the Morgan
New York, New York                             Stanley Dean Witter Funds.


------------------------
*Denotes Trustees who are "interested persons" of each Fund as defined by the Investment Company Act.

    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and PETER M. AVELAR and JAMES F. WILLISON, each, a Senior Vice President of the Investment Manager and Director of the High Yield Group of the Investment Manager and Director of the Tax-Exempt Fixed Income Group of the Investment Manager, respectively, are Vice Presidents of each Fund.


    In addition, MARILYN K. CRANNEY, TODD LEBO, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and NATASHA KASSIAN, Assistant Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of each Fund.


    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Funds' independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

    The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by either Fund.

    Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. Each Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, each Fund's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    Each Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (each Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by each Fund. Each Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Funds who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Funds for their services as Trustee.

    At such time as the Funds have been in operation and have paid fees to the Independent Trustees for a full fiscal year, and assuming that during such fiscal year the Funds hold the same number of meetings of the boards, the Independent Trustees and the Committees as were held by the other Morgan Stanley Dean Witter Funds during the calendar year ended December 31, 1999, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be the amount shown in the following table.


                         FUND COMPENSATION (ESTIMATED)



                                                                AGGREGATE
                                                              COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                   FROM THE FUND
---------------------------                                   -------------
Michael Bozic...............................................     $
Edwin J. Garn...............................................
Wayne E. Hedien.............................................
Dr. Manuel H. Johnson.......................................
Michael E. Nugent...........................................
John L. Schroeder...........................................



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.


            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS

                                                                TOTAL CASH
                                                               COMPENSATION
                                                              FOR SERVICES TO
                                                                 93 MORGAN
                                                                  STANLEY
                                                                DEAN WITTER
NAME OF INDEPENDENT TRUSTEE                                        FUNDS
---------------------------                                   ---------------
                         [TO COME]


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, not including the Funds, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

    The following table illustrates the retirement benefits accrued to the Funds' Independent Trustees by the 55 Morgan Stanley Dean Witter Funds for the year ended December 31, 1999, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1999.

         RETIREMENT BENEFITS FROM ALL MORGAN STANLEY DEAN WITTER FUNDS

                               FOR ALL ADOPTING FUNDS
                             ---------------------------
                              ESTIMATED
                               CREDITED
                               YEARS OF      ESTIMATED                               ESTIMATED ANNUAL
                              SERVICE AT     PERCENTAGE     RETIREMENT BENEFITS        BENEFITS UPON
                              RETIREMENT    OF ELIGIBLE     ACCRUED AS EXPENSES       RETIREMENT FROM
NAME OF INDEPENDENT TRUSTEE  (MAXIMUM 10)   COMPENSATION   BY ALL ADOPTING FUNDS   ALL ADOPTING FUNDS(2)
---------------------------  ------------   ------------   ---------------------   ---------------------
                                               [TO COME]


------------------------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 11 of this STATEMENT OF ADDITIONAL INFORMATION.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    The Investment Manager provided the initial capital for each Fund by purchasing 100,000 shares of each Fund for $100,000 on January 6, 2000. As of the date of this Prospectus, the Investment Manager owned 100% of the outstanding shares of each Fund. The Investment Manager may be deemed to control the Funds until such time as it owns less than 25% of the outstanding shares of each Fund.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
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A. INVESTMENT MANAGER

    The Investment Manager to each Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is

------------------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to separate Investment Management Agreements (each, a "Management Agreement") with the Investment Manager, each Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day:


                                                              INVESTMENT MANAGEMENT FEE
                                                               (AS A PERCENT OF FUND'S
FUND                                                             AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------
 Active Assets Institutional Money Trust:                               0.15%
---------------------------------------------------------------------------------------
 Active Assets Premier Money Trust:                                     0.25%
---------------------------------------------------------------------------------------



    The Investment Manager has agreed to assume all operating expenses of each Fund (except for brokerage fees) and to waive the compensation provided for in each Management Agreement until such time as the Fund has $50 million of net assets or six months from the date of commencement of the Fund's operations, whichever occurs first. Thereafter, the Investment Manager has agreed under each Management Agreement to assume Fund operating expenses (except for brokerage fees) to the extent that such operating expenses exceed 0.20% of the average daily net assets for Active Assets Institutional Money Trust and 0.30% for Active Assets Premier Money Trust, which may reduce the investment management fee below 0.15% and 0.25%, respectively, of the Funds' average daily net assets.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

    Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of each Fund. In addition, the Distributor may enter into similar agreements with other selected broker dealers.


    The Investment Manager compensates Dean Witter Reynolds' Financial Advisors by paying them, from the Investment Manager's own funds, an annual residual commission, currently of 0.03% and 0.05% of the current value of each account for investors in Active Assets Institutional Money Trust and Active Assets Premier Money Trust, respectively, for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' expenses associated with the servicing of shareholders' accounts, including the expenses of operating Dean Witter Reynolds' branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office servicing of shareholder accounts.


    The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

    Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to either Fund or any of their shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by either Fund or their shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

    The Investment Manager manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objective.

    Under the terms of each Management Agreement, in addition to managing each Fund's investments, the Investment Manager maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Funds, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.

    Expenses not expressly assumed by the Investment Manager under each Management Agreement or by the Distributor, will be paid by the applicable Fund. These expenses include, but are not limited to: charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses of each Fund and supplements thereto to the Funds' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of each Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of each Fund's independent accountants; membership dues of industry associations; interest on either Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of each Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of each Fund's operation.

    Each Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to either Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by either Fund or its investors.

    Each Management Agreement will remain in effect from year to year, provided continuance of each Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the applicable Fund, including a majority of the Independent Trustees.

D. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on either Fund's shares and agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.

(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Bank of New York, 100 Church Street, New York, NY 10286, is the Custodian for each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as the independent accountants of each Fund. The independent accountants are responsible for auditing the annual financial statements of each Fund.


(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through dealers, issuers or underwriters. Such transactions are generally made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

B. COMMISSIONS

    Pursuant to an order of the SEC, each Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. Each Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and Government Agency Securities. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for either Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the management fee they pay to the Investment Manager by any amount of the brokerage commissions they may pay to an affiliated broker or dealer.

C. BROKERAGE SELECTION

    The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Funds' policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Manager by any amount that may be attributable to the value of such services.

    Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of each Fund as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Fund's portfolio transactions. The Funds do not, however, require a broker-dealer to sell shares of the Fund, in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of the Funds' transactions will be directed to a broker which sells shares of the Funds to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Funds and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the PROSPECTUS.

    The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees, and the Funds are required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.

    The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees in accordance with the provisions of
Section 16(c) of the Investment Company Act of 1940, and each Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed) is provided in the Funds' PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption of the Funds' shares or the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer in the performance of such functions. With respect to redemptions, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Funds shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. OFFERING PRICE

    The price of each Fund's shares, called "net asset value," is based on the value of each respective Fund's portfolio securities.

    Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the investment. During such periods, the yield to investors in each Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in either Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of either Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by the Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed

Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Funds' Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of each Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that each Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the applicable Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Funds will notify their respective shareholders of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS
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    Each Fund intends to declare and pay all of its net investment income (and net short-term capital gains, if any) as dividends daily. Dividends are automatically reinvested in additional Fund shares at net asset value. Net income, for dividend purposes, includes accrued interest and amortization of acquisition, original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of each Fund, respectively. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund.

    The Trustees of the Funds may revise the dividend policy or postpone the payment of dividends if a Fund should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    It has been and remains each Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.

    TAXES. Each Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Funds will not be subject to federal income taxes, provided that each Fund distributes all of its taxable net investment income and all of its net realized gains.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains and long-term capital gains. Interest and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Net long-term capital gains distributions are taxable to the shareholder as long-term capital gains, regardless of whether the shareholder receives such distribution in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains is 20%.

    It is not anticipated that the ordinary dividends or net long-term capital gains distributions will be eligible for the federal dividends received deduction available to corporations.

    Each Fund may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of shareholders with respect to distributions by the Fund may differ from federal tax treatment.

    Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes.

X. UNDERWRITERS
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    Each Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the section titled "Principal Underwriter."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    Each Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of each Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    Each Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of each Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of each Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by each Fund and changes in interest rates on such investments, but also on changes in each Fund's expenses during the period.

    Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, each Fund's yield fluctuates.


XII. FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


    EXPERTS. With respect to each Fund, the Statement of Assets and Liabilities of the Fund at January 7, 2000 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS has been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENTS the Funds have filed with the SEC. The complete REGISTRATION STATEMENT for each Fund may be obtained from the SEC.

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
STATEMENT OF ASSETS AND LIABILITIES AT JANUARY 7, 2000

--------------------------------------------------------------------------------


ASSETS:
  Cash......................................................  $100,000
  Deferred offering costs (Note 1)..........................   126,800
                                                              --------
    Total Assets............................................   226,800
LIABILITIES:
  Offering costs payable (Note 1)...........................   126,800
  Commitments (Notes 1 and 2)...............................        --
                                                              --------
    Total Liabilities.......................................   126,800
                                                              --------
Net Assets (equivalent to $1.00 per share on 100,000 shares
  of $.01 par value shares of beneficial interest issued and outstanding; unlimited number of shares authorized).......  $100,000
                                                              ========



    NOTE 1--Active Assets Institutional Money Trust (the "Fund") was organized as a Massachusetts business trust on November 23, 1999. To date the Fund has had no transactions other than those relating to organizational matters and the sale of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to seek high current income, preservation of capital and liquidity. The Fund seeks to achieve its investment objective by investing in high quality, short-term obligations. Estimated organizational expenses of the Fund in the amount of approximately $31,000 incurred prior to the offering of the Fund's shares will be absorbed by the Investment Manager. It is currently estimated that the Investment Manager will incur, and be reimbursed, approximately $126,800 by the Fund in offering costs. Actual costs could differ from these estimates. Offering costs will be deferred and amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the date of commencement of operations.



    NOTE 2--The Fund has entered into an Investment Management Agreement with the Investment Manager. Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Manager. The Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Under the terms of the Investment Management Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, supplies, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business. In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of the Fund's telephone service, heat, light, power, and other utilities.



    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund incurred by the Investment Manager, the Fund will pay the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.15% to the Fund's daily net assets.



    The Investment Manager has undertaken to assume all operating expenses (except for brokerage fees) and to waive the compensation provided for in its Investment Management Agreement until such time as the Fund has $50 million of net assets or until six months from the date of commencement of the Fund's operations, whichever occurs first. Thereafter, the Investment Manager has agreed under its Management Agreement with the Fund to assume the Fund's operating expenses (except for brokerage fees) to the extent that such operating expenses exceed on an annualized basis 0.20% of the average daily net assets of the Fund, which may reduce the investment management fee below 0.15% of the Fund's average daily net assets.

    The Investment Manager compensates Dean Witter Reynolds' Financial Advisors (an affiliate of the Investment Manager) by paying them, from the Investment Manager's own funds, an annual residual commission. The residual is a charge which reflects residual commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' expenses associated with the servicing of shareholders' accounts, including the expenses of operating Dean Witter Reynolds' branch offices in connection with the servicing of shareholders' accounts.



    Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager.



    Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and the Distributor, is the transfer agent of the Fund's shares, dividend disbursing agent for payment of dividends and distributions on Fund shares and agent for shareholders under various investment plans.

REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------


To the Shareholder and Trustees of
Active Assets Institutional Money Trust



    In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Active Assets Institutional Money Trust (the "Fund") at January 7, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas


New York, New York 10036


January 10, 2000

ACTIVE ASSETS PREMIER MONEY TRUST
STATEMENT OF ASSETS AND LIABILITIES AT JANUARY 7, 2000

--------------------------------------------------------------------------------


ASSETS:
  Cash......................................................  $100,000
  Deferred offering costs (Note 1)..........................   126,800
                                                              --------
    Total Assets............................................   226,800
LIABILITIES:
  Offering costs payable (Note 1)...........................   126,800
  Commitments (Notes 1 and 2)...............................        --
                                                              --------
    Total Liabilities.......................................   126,800
                                                              --------
Net Assets (equivalent to $1.00 per share on 100,000 shares
  of $.01 par value shares of beneficial interest issued and outstanding; unlimited number of shares authorized).......  $100,000
                                                              ========



    NOTE 1--Active Assets Premier Money Trust (the "Fund") was organized as a Massachusetts business trust on November 23, 1999. To date the Fund has had no transactions other than those relating to organizational matters and the sale of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to seek high current income, preservation of capital and liquidity. The Fund seeks to achieve its investment objective by investing in high quality, short-term obligations. Estimated organizational expenses of the Fund in the amount of approximately $31,000 incurred prior to the offering of the Fund's shares will be absorbed by the Investment Manager. It is currently estimated that the Investment Manager will incur, and be reimbursed, approximately $126,800 by the Fund in offering costs. Actual costs could differ from these estimates. Offering costs will be deferred and amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the date of commencement of operations.



    NOTE 2--The Fund has entered into an Investment Management Agreement with the Investment Manager. Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Manager. The Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Under the terms of the Investment Management Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, supplies, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business. In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of the Fund's telephone service, heat, light, power, and other utilities.



    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund incurred by the Investment Manager, the Fund will pay the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.25% to the Fund's daily net assets.



    The Investment Manager has undertaken to assume all operating expenses (except for brokerage fees) and to waive the compensation provided for in its Investment Management Agreement until such time as the Fund has $50 million of net assets or until six months from the date of commencement of the Fund's operations, whichever occurs first. Thereafter, the Investment Manager has agreed under its Management Agreement with the Fund to assume the Fund's operating expenses (except for brokerage fees) to the extent that such operating expenses exceed on an annualized basis 0.30% of the average daily net assets of the Fund, which may reduce the investment management fee below 0.25% of the Fund's average daily net assets.

    The Investment Manager compensates Dean Witter Reynolds' Financial Advisors (an affiliate of the Investment Manager) by paying them, from the Investment Manager's own funds, an annual residual commission. The residual is a charge which reflects residual commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' expenses associated with the servicing of shareholders' accounts, including the expenses of operating Dean Witter Reynolds' branch offices in connection with the servicing of shareholders' accounts.



    Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager.



    Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and the Distributor, is the transfer agent of the Fund's shares, dividend disbursing agent for payment of dividends and distributions on Fund shares and agent for shareholders under various investment plans.

REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------


To the Shareholder and Trustees of
Active Assets Premier Money Trust



    In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Active Assets Premier Money Trust (the "Fund") at January 7, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 10, 2000

                     ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

                            PART C OTHER INFORMATION

Item 23.          EXHIBITS:

       1.         --     Declaration of Trust of Registrant, dated November
                         23, 1999, is incorporated by reference to Exhibit 1 of the Initial Registration Statement on Form N-1A, filed on November 29, 1999.

       2.         --     By-Laws of the Registrant dated November 23, 1999
                         is incorporated by reference to Exhibit 2 of the Initial Registration Statement on Form N-1A, filed on
                         November 29, 1999.

       3.         --     None.

       4.         --     Form of Investment Management Agreement between
                         the Registrant and Morgan Stanley Dean Witter
                         Advisors Inc., filed herein.

       5.     (a) --     Form of Distribution Agreement between the
                         Registrant and Morgan Stanley Dean Witter
                         Distributors Inc., filed herein.

       5.     (b) --     Form of Selected Dealers Agreement, filed herein.

       6.         --     Not applicable.

       7.         --     Form of Custodian Agreement, filed herein.

       8.     (a) --     Form of Transfer Agency and Service Agreement
                         between the Registrant and Morgan Stanley Dean Witter
                         Trust FSB, filed herein.

       8.     (b) --     Form of Services Agreement between Morgan Stanley Dean
                         Witter Advisors Inc. and Morgan Stanley Dean Witter
                         Services Company Inc., filed herein.

       9.     (a) --     Opinion of Barry Fink, Esq., filed herein.

       9.     (b) --     Opinion of Lane Altman & Owens LLP, filed herein

       10.        --     Consent of Independent Accountants, filed herein.

       11.        --     Not applicable.

       12.        --     Investment Letter of Morgan Stanley Dean Witter
                         Advisors Inc., filed herein.

       13.        --     Not applicable.

       14.        --     Not applicable.

       15.        --     Not applicable.

       Other      --     Powers of Attorney, filed herein.

Item 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

                   None

Item 25.     INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

             Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

             The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

             Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES

(1)     Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)     Morgan Stanley Dean Witter California Quality Municipal Securities
(3)     Morgan Stanley Dean Witter Government Income Trust
(4)     Morgan Stanley Dean Witter High Income Advantage Trust
(5)     Morgan Stanley Dean Witter High Income Advantage Trust II
(6)     Morgan Stanley Dean Witter High Income Advantage Trust III
(7)     Morgan Stanley Dean Witter Income Securities Inc.
(8)     Morgan Stanley Dean Witter Insured California Municipal Securities
(9)     Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)    Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)    Morgan Stanley Dean Witter Insured Municipal Securities
(12)    Morgan Stanley Dean Witter Insured Municipal Trust
(13)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)    Morgan Stanley Dean Witter Municipal Income Trust
(17)    Morgan Stanley Dean Witter Municipal Income Trust II
(18)    Morgan Stanley Dean Witter Municipal Income Trust III
(19)    Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)    Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)    Morgan Stanley Dean Witter Prime Income Trust
(22)    Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)    Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)    Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter 21st Century Trend Fund
(6)     Morgan Stanley Dean Witter Aggressive Equity Fund
(7)     Morgan Stanley Dean Witter American Opportunities Fund
(8)     Morgan Stanley Dean Witter Balanced Growth Fund
(9)     Morgan Stanley Dean Witter Balanced Income Fund
(10)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(12)    Morgan Stanley Dean Witter Capital Growth Securities
(13)    Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"

(14)    Morgan Stanley Dean Witter Convertible Securities Trust
(15)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(16)    Morgan Stanley Dean Witter Diversified Income Trust
(17)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(18)    Morgan Stanley Dean Witter Equity Fund
(19)    Morgan Stanley Dean Witter European Growth Fund Inc.
(20)    Morgan Stanley Dean Witter Federal Securities Trust
(21)    Morgan Stanley Dean Witter Financial Services Trust
(22)    Morgan Stanley Dean Witter Fund of Funds
(23)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(24)    Morgan Stanley Dean Witter Global Utilities Fund
(25)    Morgan Stanley Dean Witter Growth Fund
(26)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(27)    Morgan Stanley Dean Witter Health Sciences Trust
(28)    Morgan Stanley Dean Witter High Yield Securities Inc.
(29)    Morgan Stanley Dean Witter Income Builder Fund
(30)    Morgan Stanley Dean Witter Information Fund
(31)    Morgan Stanley Dean Witter Intermediate Income Securities
(32)    Morgan Stanley Dean Witter International Fund
(33)    Morgan Stanley Dean Witter International SmallCap Fund
(34)    Morgan Stanley Dean Witter Japan Fund
(35)    Morgan Stanley Dean Witter Latin American Growth Fund
(36)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(37)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(38)    Morgan Stanley Dean Witter Market Leader Trust
(39)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(40)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(41)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(42)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(43)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(44)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(45)    Morgan Stanley Dean Witter Next Generation Trust
(46)    Morgan Stanley Dean Witter North American Government Income Trust
(47)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(48)    Morgan Stanley Dean Witter Real Estate Fund
(49)    Morgan Stanley Dean Witter S&P 500 Index Fund
(50)    Morgan Stanley Dean Witter S&P 500 Select Fund
(51)    Morgan Stanley Dean Witter Select Dimensions Investment Series
(52)    Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(53)    Morgan Stanley Dean Witter Short-Term Bond Fund
(54)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(55)    Morgan Stanley Dean Witter Small Cap Growth Fund
(56)    Morgan Stanley Dean Witter Special Value Fund
(57)    Morgan Stanley Dean Witter Strategist Fund
(58)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(59)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(60)    Morgan Stanley Dean Witter Total Market Index Fund
(61)    Morgan Stanley Dean Witter Total Return Trust
(62)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(63)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(64)    Morgan Stanley Dean Witter Utilities Fund
(65)    Morgan Stanley Dean Witter Value-Added Market Series
(66)    Morgan Stanley Dean Witter Value Fund

(67)    Morgan Stanley Dean Witter Variable Investment Series
(68)    Morgan Stanley Dean Witter World Wide Income Trust


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ----------------------------------------------------------------------------

Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter Distributors Inc. ("MSDW
                                    Distributors") and Morgan Stanley Dean Witter Trust FSB ("MSDW
                                    Trust"); President, Chief Executive Officer and Director of Morgan
                                    Stanley Dean Witter Services Company Inc. ("MSDW Services");
                                    President of the Morgan Stanley Dean Witter Funds; Executive Vice
                                    President and Director of Dean Witter Reynolds Inc. ("DWR");
                                    Director of various MSDW subsidiaries.

Barry Fink                          Assistant Secretary of DWR; Executive Vice President,
Executive Vice President,           Secretary, General Counsel and Director of MSDW Services; Executive
Secretary, General                  Vice President, Assistant Secretary Assistant General Counsel of MSDW
and Counsel and Director            Distributors; Vice President, Secretary and General Counsel of the
                                    Morgan Stanley Dean Witter Funds.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds; Director of
Executive Vice President            MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison                   President MSDW Trust; Executive Vice President, Chief
Executive Vice President,           Administrative Officer and Director of MSDW Services;
Chief Administrative                Vice President of the Morgan Stanley Dean Witter Funds.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri                   Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President

Douglas Brown
Senior Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ----------------------------------------------------------------------------
Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Sheila A. Finnerty                  Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President               Income Trust

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior                              Vice President Distributors and MSDW Trust and Director
                                    of MSDW Trust; Vice President of the Morgan Stanley
                                    Dean Witter Funds.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President,
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President

Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President
and Director of Sector
Rotation

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ----------------------------------------------------------------------------
Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President
and Director of the Growth
Group

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President

James Solloway
Senior Vice President

Katherine H. Stromberg              Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                   Vice President of various Morgan Stanley Dean Witter Funds.
Senior Vice President
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President

Thomas F. Caloia                    First Vice President and Assistant Treasurer of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; Treasurer and
and Assistant                       Chief Financial and Accounting Officer of the Morgan Stanley Dean
Treasurer                           Witter Funds.

Thomas Chronert
First Vice President

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and Assistant
First Vice President                Secretary of MSDW Services; Assistant Secretary of MSDW
and Assistant Secretary             Distributors and the Morgan Stanley Dean Witter Funds.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ----------------------------------------------------------------------------
Peter W. Gurman
First Vice President

Michael Interrante                  First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                           First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors and
and Assistant Secretary             the Morgan Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ----------------------------------------------------------------------------
Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President

Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Annette Celenza
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

Michael J. Davey
Vice President

David Dineen
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ----------------------------------------------------------------------------

Glen H. Frey
Vice President

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity-Burke
Vice President

Peter Gewirtz
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Trey Hancock
Vice President

Laury A. Haskamp
Vice President

Matthew Haynes                      Vice President of various Morgan Stanley Dean Witter Funds.
Vice President

Peter Hermann                       Vice President of various Morgan Stanley Dean Witter Funds.
Vice President

David T. Hoffman
Vice President

Thomas G. Hudson II
Vice President

Kevin Jung                          Vice President of various Morgan Stanley Dean Witter Funds.
Vice President



NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ----------------------------------------------------------------------------

Carol Espejo-Kane
Vice President

Nancy Karole-Kennedy
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter Funds.
Vice President

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter Funds.
Vice President

Cameron J. Livingstone
Vice President

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter Funds.
Vice President

Peter R. McDowell
Vice President

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of Morgan Stanley Dean Witter S&P 500 Select
Vice President                      Fund.

Mark Mitchell
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter Funds.
Vice President




NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ----------------------------------------------------------------------------

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Anne Pickrell
Vice President

Frances Roman
Vice President

Dawn Rorke
Vice President

John Roscoe                         Vice President of Morgan Stanley Dean Witter
Vice President                      Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Sally Sancimino
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Alison M. Sharkey
Vice President




NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
--------------------                ----------------------------------------------------------------------------

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Ronald B. Silvestri
Vice President

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Robert Vanden Assem
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President



         The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.    PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust

(5)     Morgan Stanley Dean Witter 21st Century Trend Fund
(6)     Morgan Stanley Dean Witter Aggressive Equity Fund
(7)     Morgan Stanley Dean Witter American Opportunities Fund
(8)     Morgan Stanley Dean Witter Balanced Growth Fund
(9)     Morgan Stanley Dean Witter Balanced Income Fund
(10)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(12)    Morgan Stanley Dean Witter Capital Growth Securities
(13)    Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(14)    Morgan Stanley Dean Witter Convertible Securities Trust
(15)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(16)    Morgan Stanley Dean Witter Diversified Income Trust
(17)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(18)    Morgan Stanley Dean Witter Equity Fund
(19)    Morgan Stanley Dean Witter European Growth Fund Inc.
(20)    Morgan Stanley Dean Witter Federal Securities Trust
(21)    Morgan Stanley Dean Witter Financial Services Trust
(22)    Morgan Stanley Dean Witter Fund of Funds
(23)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(24)    Morgan Stanley Dean Witter Global Utilities Fund
(25)    Morgan Stanley Dean Witter Growth Fund
(26)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(27)    Morgan Stanley Dean Witter Health Sciences Trust
(28)    Morgan Stanley Dean Witter High Yield Securities Inc.
(29)    Morgan Stanley Dean Witter Income Builder Fund
(30)    Morgan Stanley Dean Witter Information Fund
(31)    Morgan Stanley Dean Witter Intermediate Income Securities
(32)    Morgan Stanley Dean Witter International Fund
(33)    Morgan Stanley Dean Witter International SmallCap Fund
(34)    Morgan Stanley Dean Witter Japan Fund
(35)    Morgan Stanley Dean Witter Latin American Growth Fund
(36)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(37)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(38)    Morgan Stanley Dean Witter Market Leader Trust
(39)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(40)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(41)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(42)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(43)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(44)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(45)    Morgan Stanley Dean Witter Next Generation Trust
(46)    Morgan Stanley Dean Witter North American Government Income Trust
(47)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(48)    Morgan Stanley Dean Witter Prime Income Trust
(49)    Morgan Stanley Dean Witter Real Estate Fund
(50)    Morgan Stanley Dean Witter S&P 500 Index Fund
(51)    Morgan Stanley Dean Witter S&P 500 Select Fund
(52)    Morgan Stanley Dean Witter Short-Term Bond Fund
(53)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(54)    Morgan Stanley Dean Witter Small Cap Growth Fund
(55)    Morgan Stanley Dean Witter Special Value Fund
(56)    Morgan Stanley Dean Witter Strategist Fund
(57)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust

(58)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(59)    Morgan Stanley Dean Witter Total Market Index Fund
(60)    Morgan Stanley Dean Witter Total Return Trust
(61)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(62)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(63)    Morgan Stanley Dean Witter Utilities Fund
(64)    Morgan Stanley Dean Witter Value-Added Market Series
(65)    Morgan Stanley Dean Witter Value Fund
(66)    Morgan Stanley Dean Witter Variable Investment Series
(67)    Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                       POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS
----                       -------------------------------------------

Michael T. Gregg           Vice President and Assistant Secretary.

James F. Higgins           Director

Philip J. Purcell          Director

John Schaeffer             Director

Charles Vadala             Senior Vice President and Financial Principal.



Item 28.        LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.        MANAGEMENT SERVICES

         Registrant is not a party to any such management-related service contract.

Item 30.        UNDERTAKINGS

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 11th day of January, 2000

                                        ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

                                        By: /s/ Barry Fink
                                            ----------------
                                                Barry Fink
                                        Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                   SIGNATURES           TITLE                          DATE
                   ----------           -----                          ----

By:/s/ Charles A. Fiumefreddo           Chairman,                      01/11/00
   ------------------------------       Chief Executive
       Charles A. Fiumefreddo           Officer and Trustee

By:/s/ Michael Bozic                    Trustee                        01/11/00
   -------------------------------
       Michael Bozic

By:/s/ Edwin J. Garn                    Trustee                        01/11/00
   ------------------------------
       Edwin J. Garn

By:/s/ Wayne E. Hedien                  Trustee                        01/11/00
   ------------------------------
       Wayne E. Hedien

By:/s/ Manuel H. Johnson                Trustee                        01/11/00
   ------------------------------
       Manuel H. Johnson

By:/s/ Michael E. Nugent                Trustee                        01/11/00
    ------------------------------
       Michael E. Nugent

By:/s/ Philip J. Purcell                Trustee                        01/11/00
   ------------------------------
       Philip J. Purcell

By:/s/ John L. Schroeder                Trustee                        01/11/00
   ------------------------------
       John L. Schroeder

By:/s/ Thomas F. Caloia                 Treasurer, Chief               01/11/00
    ------------------------------      Financial Officer and
       Thomas F. Caloia                 Chief Accounting Officer

                     ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

                                  EXHIBIT INDEX


      4.         --      Form of Investment Management Agreement between the
                         Registrant and Morgan Stanley Dean Witter Advisors Inc.

      5.  (a)    --      Form of Distribution Agreement between the Registrant
                         and Morgan Stanley Dean Witter Distributors Inc.

      5.  (b)    --      Form of Selected Dealers Agreement

      7.         --      Form of Custodian Agreement

      8.  (a)    --      Form of Transfer Agency and Service Agreement between
                         the Registrant and Morgan Stanley Dean Witter Trust
                         FSB.

      8.  (b)    --      Form of Services Agreement between Morgan Stanley Dean
                         Witter Advisors Inc. and Morgan Stanley Dean Witter
                         Services Company Inc.

      9.  (a)    --      Opinion of Barry Fink, Esq.

      9.  (b)    --      Opinion of Lane Altman & Owens LLP

      10.        --      Consent of Independent Accountants

      12.        --      Investment Letter of Morgan Stanley Dean Witter
                         Advisors Inc.

      Other      --      Powers of Attorney